CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts	$ 162,635	$ 100,000
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.0001
Redeemable convertible preferred stock, shares authorized		7,636,950
Redeemable convertible preferred stock, shares outstanding		7,314,578
Redeemable convertible preferred stock, liquidation preference		$ 52,482,999
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	36,038,535
Common stock, shares issued	16,041,464	24,566,386
Common stock, shares outstanding	16,041,464	24,566,386
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.0001
Redeemable convertible preferred stock, shares authorized		7,610,700
Redeemable convertible preferred stock, shares issued		7,288,333
Redeemable convertible preferred stock, shares outstanding		7,288,333
Redeemable convertible preferred stock, liquidation preference		$ 26,237,999
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 10	$ 0.0001
Redeemable convertible preferred stock, shares authorized		26,250
Redeemable convertible preferred stock, shares issued		26,245
Redeemable convertible preferred stock, shares outstanding		26,245
Redeemable convertible preferred stock, liquidation preference		$ 26,245,000